EQUITY (Details 1) - $ / shares	1 Months Ended				12 Months Ended
	Sep. 12, 2013	Jul. 08, 2013	Aug. 31, 2011	Jan. 31, 2011	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
exercise price	$ 3.38	$ 3.38	$ 4.80	$ 7.00
Number Of Options outstanding					416,784	348,034
Options outstanding, Weighted average remaining contractual life					3 years 7 months 6 days
Options outstanding, weighted average exercise price					$ 4.02	$ 3.05
Number Of Options exercisable					291,934
Options exercisable, weighted average exercise price					$ 3.28
Exercise Price 3.38 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
exercise price					$ 3.38
Number Of Options outstanding					294,984
Options outstanding, Weighted average remaining contractual life					2 years 8 months 1 day
Options outstanding, weighted average exercise price					$ 3.38
Number Of Options exercisable					280,484
Options exercisable, weighted average exercise price					$ 3.38
Exercise Price 0.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
exercise price					$ 0.75
Number Of Options outstanding					44,800
Options outstanding, Weighted average remaining contractual life					5 years 3 months 7 days
Options outstanding, weighted average exercise price					$ 0.75
Number Of Options exercisable					11,450
Options exercisable, weighted average exercise price					$ 0.75
Exercise Price 8.35 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
exercise price					$ 8.35
Number Of Options outstanding					77,000
Options outstanding, Weighted average remaining contractual life					6 years 1 month 28 days
Options outstanding, weighted average exercise price					$ 8.35
Number Of Options exercisable					0
Options exercisable, weighted average exercise price					$ 0